[Aetna Letterhead]                                         151 Farmington Avenue
[Aetna Logo]                                               Hartford, CT  06156

                                                           Anngharaad S. Reid
                                                           Prospectus Consultant
                                                           ARS Law TS31
February 14, 2000                                          (860) 273-4474
                                                           Fax:  (860) 273-3004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account B Post-Effective Amendment No. 42 to Registration Statement on Form N-4 Prospectus Title: Aetna Marathon Plus Variable Annuity
     File Nos.  33-34370* and 811-2512
     Rule 497(c) Filing


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement and Statement of Additional information contained in Post-Effective Amendment No. 42 to the Registration Statement on Form N-4 ("Amendment No. 42") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 42 of the Registrant's Registration Statement on Form N-4 which was declared effective on February 10, 2000. The text of Amendment No. 42 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,

/s/ Anngharaad S. Reid

Anngharaad S. Reid


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*    Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement:
     33-87932.